Morgan, Lewis & Bockius LLP	Morgan Lewis
101 Park Avenue	COUNSELORS AT LAW

New York, NY 10178

Tel.: 212.309.6000

Fax: 212.309.6001

www.morganlewis.com

November 17, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	CSOP ETF Trust (File Nos. 333-198810 and 812-14353)

Ladies and Gentlemen:

On behalf of our client, CSOP ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, risk/return summary information for the CSOP FTSE China A50 ETF in interactive data format. This 497(e) filing is made to add disclosure regarding the Fund’s acquired fund fees and expenses, which are contractually waived pursuant to the terms of an Expense Limitation Agreement between the Trust and the Trust’s Adviser.

If you have any questions regarding the Filing, please do not hesitate to contact the undersigned at (212) 309-6650.

Thank you for your attention to this matter.

Sincerely,

/s/ Richard F. Morris

Richard F. Morris